SCHEDULE OF COMMON STOCK ISSUED AND OUTSTANDING (Details) (Parenthetical) - USD ($)				3 Months Ended	8 Months Ended	12 Months Ended
		Jul. 08, 2024	Mar. 15, 2023	Mar. 31, 2025	Jul. 08, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Warrant outstanding				10,430,800		10,430,800
Issuance of common stock			$ 90	$ 16,414		$ 268,998
Public Warrants [Member]
Restructuring Cost and Reserve [Line Items]
Warrant outstanding		4,999,929			4,999,929
Global Partner Acquisition Corp II [Member]
Restructuring Cost and Reserve [Line Items]
Earnout shares					5,000,000
Common stock weighted average price per share		$ 12.00			$ 12.00
Share issued for conversion					894,132
Share issued or issuable					41,499,772
Cash held in trust account		$ 1,564,086			$ 1,564,086
Reversal of redeemed shares					2,877
Stock redemption price		$ 11.38			$ 11.38
Increase in cash held in trust account					$ 1,564,086
Global Partner Acquisition Corp II [Member] | Private Placement Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of common stock					$ 10,075,002
Shares issued					1,077,541
Adjustment to additional paid in capital					$ 108
Global Partner Acquisition Corp II [Member] | Non Redemption Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Shares issued					127,777
Global Partner Acquisition Corp II [Member] | Sponsor [Member]
Restructuring Cost and Reserve [Line Items]
Earnout shares		1,000,000			1,000,000
Shares issued	[1],[2]				4,000,000

[1]	Excludes 5,566,667 Private Placements Warrants that converted automatically into a whole warrant exercisable for one share of Common Stock.
[2]	Includes 1,000,000 Sponsor Earnout Shares (as defined in the Business Combination Agreement). While the Earnout Shares are legally issued, they are subject to forfeiture based on vesting conditions not being met. (See Note 17).